SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Apr. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (expected in years)				3 years	5 years	3 years	5 years
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	3.50	4.75	142.00
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	21.50	21.50	200.00
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (expected in years)	4 years 3 months 18 days	4 years 6 months	3 years 2 months 12 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	32.12	38.14	203.44
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	0.0	0.0	0.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Rate	4.64	4.69	1.52